Stock-Based Compensation - Black-Scholes Option Pricing Model Assumptions (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Stock-Based Compensation
Weighted-average grant date fair value of options granted	$ 2.26	$ 0.85
Fair value of stock options vested	$ 1,785	$ 1,779
Unrecognized compensation cost	$ 5,245
Weighted-average period of unrecognized compensation cost to be recognized	7 months 6 days
Minimum
Stock-Based Compensation
Risk-free interest rate	0.30%	1.60%
Expected term (years)	5 years	3 years
Volatility	59.00%	46.00%
Maximum
Stock-Based Compensation
Risk-free interest rate	0.60%	1.90%
Expected term (years)	6 years	6 years
Volatility	60.00%	51.00%